Business Acquisitions - January 2015 Drop Downs (Details) $ in Millions		Jan. 02, 2015 USD ($)	Dec. 31, 2016 MW
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		4,997
January 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Acquisition of businesses, net of cash acquired | $		$ (489)
Business Acquisition, Consideration Transferred, Working Capital | $		9
Business Combination, Consideration Transferred, Liabilities Incurred | $		737
Business Combination, Separately Recognized Transactions, Net Gains and Losses | $		$ 61
Conventional Generation [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		1,945
Conventional Generation [Member] | Walnut Creek [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		485
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		1,999
Wind Farms [Member] | Pinnacle [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		55
Wind Farms [Member] | Buffalo Bear [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		19
Wind Farms [Member] | Taloga [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		130
Wind Farms [Member] | Laredo Ridge [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		80

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.